Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2023	2024
	RMB	RMB
Accounts receivable	196,150	178,274
Less: allowance for credit losses	(34,329)	(35,242)
Accounts receivable, net	161,821	143,032

Schedule of movements in the allowance for credit losses

	For the Year
	Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(31,606)	(32,866)	(34,329)
Additions	(4,019)	(1,882)	(2,918)
Reversals	1,776	377	1,932
Write offs	983	42	73
Balance at end of the year	(32,866)	(34,329)	(35,242)